Income Taxes (Schedule Of Components Of Income From Continuing Operations Before Income Taxes And Income Tax Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Income (loss) from continuing operations before income taxes	$ 49,000	$ 59,300	$ 114,900	$ 34,500	$ 33,900	$ 23,400	$ 110,000	$ (17,200)	$ 257,677	$ 150,119	$ 310,813
Federal - Current									89,700	64,059	75,946
Federal - Deferred									(4,761)	(17,098)	17,716
State - Current and deferred									16,412	16,744	29,298
Total									$ 101,351	$ 63,705	$ 122,960